Commitments and Contingencies - Additional Information (Detail)					3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2021 $ / shares	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 13, 2021 shares	Jan. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Apr. 12, 2022 $ / shares	Dec. 31, 2015 $ / shares
Subsidiary, Sale of Stock [Line Items]
Period to exercise demand registration right						5 years	5 years
Period to exercise piggy back registration right						7 years	7 years
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares					5,750,000
Purchase price, per unit | $ / shares				$ 10.00		$ 10.00	$ 10.00
Deferred underwriting fee payable						$ 2,012,500	$ 1,725,000
BETTER THERAPEUTICS OPCO [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares										$ 10
Termination settlement of lease amount							168
Minimum payments under the operating lease							0
Operating lease,Rent expense							131	$ 331
Other Accrued Liabilities [Member] | BETTER THERAPEUTICS OPCO [Member]
Subsidiary, Sale of Stock [Line Items]
Lease termination liability							$ 56
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares	$ 0.10								$ 0.10
Percentage of underwriter discount	5.5
Percentage of underwriter discount paid	2.00%
Percentage of underwriter discount deferred	3.50%
Percentage of underwriter discount to be paid in cash	3.00%
Percentage of underwriter discount to be paid in shares	0.50%
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		750,000		750,000
Purchase price, per unit | $ / shares		$ 10.00
Proceeds from issuance initial public offering		$ 1,725,000
Deferred fee per unit | $ / shares		$ 0.30
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		750,000		750,000
Purchase price, per unit | $ / shares		$ 10.00
Deferred fee per unit | $ / shares		$ 0.30
Deferred underwriting fee payable		$ 1,725,000,000
Term of option for underwriters to purshase additional Units to cover over-allotments		45 days
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		5,750,000	500,000	5,000,000
Sale of Units, net of underwriting discounts and offering expenses				$ 287,500
Purchase price, per unit | $ / shares	$ 10.00			$ 10.00
Proceeds from issuance initial public offering				$ 50,000,000
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares		5,750,000		5,000,000
Purchase price, per unit | $ / shares		$ 10.00		$ 10.00
Proceeds from issuance initial public offering				$ 50,000,000
Underwriter cash discount				1,000,000
Chardan [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance initial public offering				$ 185,000
Chardan [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				28,750
Purchase price, per unit | $ / shares				$ 10.00
Percentage of underwriter discount to be paid in shares				0.50%
Chardan [Member] | IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares				(28,750)
Purchase price, per unit | $ / shares				$ 10.00
Percentage of underwriter discount to be paid in shares				0.50%